Nuveen Exchange-Traded Portfolios

Providing tax-free income to help you live your dreams.

NUVEEN SELECT TAX-FREE INCOME PORTFOLIO
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 2
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 3
NUVEEN INSURED CALIFORNIA SELECT TAX-FREE INCOME PORTFOLIO
NUVEEN INSURED NEW YORK SELECT TAX-FREE INCOME PORTFOLIO

SEMIANNUAL REPORT/SEPTEMBER 30, 1995
Photographic image of man seated at breakfast table with wife standing behind him.

CONTENTS
3    Dear shareholder
5    Answering your questions
9    Fund performance
12   Commonly used terms
14   Shareholder meeting report
15   Portfolio of investments
36   Statement of net assets
38   Statement of operations
40   Statement of changes in net assets
43   Notes to financial statements
52   Financial highlights

Dear shareholder
Photographic image of Donald E. Sveen, Chairman of the Board
 "Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs."

Since the beginning of 1995, we have enjoyed a welcome rebound in the bond markets, as we put 1994--a very volatile period in bond market history--behind us. During this period, the Nuveen Tax-Free Exchange-Traded Portfolios continued to meet their investment objectives while improving their share price performance from a year ago. And we believe that these municipal bond portfolios continue to be one of the best ways to invest for the long term, offering stable, dependable tax-free income and diversification across market sectors.
  As of September 30, 1995, current yields on share prices for the portfolios covered in this report ranged from 5.83% to 6.43%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 9.11% on taxable alternatives of comparable quality. And if state taxes are taken into account for the California and New York portfolios, the equivalent yields would be even higher. Without a doubt, taxable yields at these levels on investments of comparable quality are difficult to achieve in today's markets.
  The 12-month total returns on net asset value were also impressive, ranging from 10.36% to 11.54%. These performance results remind us of the important role that municipal bonds--and the tax-free income they provide--can play as part of an investment strategy focused on diversification and long-term performance. Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs.
  The value and dependability of your municipal bond investments are enhanced by the fact that you have chosen tax-free exchange-traded portfolios managed by Nuveen. We follow a value investing strategy--a disciplined approach to security selection and portfolio construction supported by one of the largest and most respected research teams in the municipal industry. This combination of professional management, award-winning research, and shareholder service distinguishes Nuveen as a fund manager.
  As you review the following pages detailing the performance of your portfolio, I hope you come away with the feeling that these results, coupled with Nuveen's continued pledge of superior service, add up to a rewarding investing experience. We look forward to serving your tax-free investment needs in the future.

Sincerely,


Donald E. Sveen
Chairman of the Board
November 15, 1995

Answering your questions
Ron Toupin, manager of Nuveen's Select Tax-Free Portfolios, offers insights into our approach to fund management and the outlook for Nuveen's
Exchange-Traded Portfolios.

How are these portfolios different from the other exchange-traded funds that Nuveen offers?

To answer that question it's important first to look at the objectives of the Select Portfolios. These portfolios are designed to blend the benefits of broad portfolio diversification with yield and price characteristics of an individual, longer-term municipal bond. Since these investments are structured to provide steady, dependable tax-free income and a scheduled maturity, they are not intended to trade extensively. In fact, bonds can only be purchased to replace called bonds, lower yielding bonds, or those sold for credit reasons.
  With this in mind, we actively monitor the portfolios for quality and we constantly review relative values in the municipal market. For shareholders, this very low turnover approach has advantages. First, the portfolios' yields are highly dependable. Also, thanks to their structure, the portfolios have low expenses.

How does the work done by Nuveen's Research Department help support the value of the portfolios?

Photograpic image of Ron Toupin

Ron Toupin, manager of Nuveen's Select Tax-Free Portfolios, answers investors' questions on developments in the municipal market.

At Nuveen, we believe that attention to detail combined with years of experience is the foundation for sound research. And sound research is one of the core elements of our disciplined approach to providing you with dependable income, credit quality, and diversification--key factors in a successful fixed income investment program.
  Our award-winning team of more than 30 research professionals provides us with invaluable support, assisting us in careful analysis of bond issues considered for purchase--even those rated AAA by the rating agencies. On a daily basis, our research analysts prepare credit reviews to assist in the selection of bonds that offer the best combination of yield and security, monitor the continued creditworthiness of portfolio holdings, and analyze economic, political, and demographic trends affecting the markets. This daily surveillance of events and trends in the credit markets assists us in monitoring the underlying value of our holdings.
  It is this combination of in-depth research and review that enables us to provide tax-free municipal investments that meet your objectives for dependable income and credit safety.

What impact have Federal Reserve Board actions had on bond prices?
Over the 12-month period ended February 28, 1995, the Federal Reserve Board raised short-term rates an unprecedented seven times, suggesting that the hikes would cause the economy to slow enough to prevent any significant growth in the rate of inflation. The short-term rate increases impacted bond portfolios by reducing the demand for long-term bonds, which had the complementary effects of lowering bond prices and raising bond yields.
  On July 6, 1995, after much anticipation, the Federal Reserve cautiously declared victory for its policy, by making the first move to ease rates in nearly three years. The long-term bond market had already anticipated the Fed's move with substantial declines in yields and corresponding price increases. In subsequent statements, the Fed has reiterated that it is closely monitoring the pace of economic growth and progress toward a balanced federal budget, but it has held off on any further changes to short-term rates, sending the message that it believes the economy continues to be on the right track.

What is the current outlook for municipal bonds?
With the rebound in the bond market at the beginning of 1995 and some consensus that inflation is under control, economic indicators are favorable for municipal bonds. Technical factors also point to a more favorable climate.
  One technical factor that affects bond prices is the supply and demand situation. While supply of new municipal bonds has been lagging over the past few quarters, new issue supply rose sharply in the second quarter of 1995. Demand from individuals has been somewhat subdued by extraordinary market volatility over the past 18 months and by the mounting discussion of the ramifications of proposed reforms in the federal tax laws.
  We anticipate that demand among individual investors will gain strength over time based on the fact that municipal bonds continue to be a fundamentally sound and attractive investment option, offering one of the few remaining tax-advantaged alternatives. Once investors are more confident that the interest rate environment has stabilized, we expect to see the demand for municipal investments resume its long-term upward trend.

NUVEEN SELECT TAX-FREE INCOME PORTFOLIO
NXP
For 40 continuous months, shareholders enjoyed unchanged monthly dividends. A modest adjustment in November of this year brought the dividend to .0765. The scheduled maturity date is February 2017.
12 MONTH DIVIDEND HISTORY
Date        Monthly Dividends  Supplemental Dividends    Capital Gains

10/7/94     $0.0790
11/8/94     $0.0790
12/9/94     $0.0790                                      $0.0444
1/9/95      $0.0790
2/9/95      $0.0790
3/9/95      $0.0790
4/7/95      $0.0790
5/9/95      $0.0790
6/13/95     $0.0790
7/12/95     $0.0790
8/11/95     $0.0790
9/13/95     $0.0790
FUND HIGHLIGHTS 9/30/95
Yield                                 6.43%
Taxable-equivalent yield             10.05%
Annual total return on NAV           11.54%
Taxable-equivalent total return      15.37%
Share price                         $14.75
NAV                                 $14.99
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 2
NXQ
In line with the Fund's objective of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends. This dividend has remained constant for the past 38 months. The scheduled maturity date is May
2017.
12 MONTH DIVIDEND HISTORY
Date       Monthly Dividends  Supplemental Dividends    Capital Gains
10/7/94    $0.0756
11/8/94    $0.0756
12/9/94    $0.0756
1/9/95     $0.0756
2/9/95     $0.0756
3/9/95     $0.0756
4/7/95     $0.0756
5/9/95     $0.0756
6/13/95    $0.0756
7/12/95    $0.0756
8/11/95    $0.0756
9/13/95    $0.0756
FUND HIGHLIGHTS 9/30/95
Yield                                        6.37%
Taxable-equivalent yield                     9.95%
Annual total return on NAV                  10.92%
Taxable-equivalent total return             14.61%
Share price                                $14.25
NAV                                        $14.83
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 3
NXR
Nuveen Select Portfolios set dividends with stability in mind, seeking a level that is expected to be sustainable for extended periods. Shareholders have enjoyed more than 28 months of steady dividends. The scheduled maturity date is June 2017.
12 MONTH DIVIDEND HISTORY
Date       Monthly Dividends  Supplemental Dividends    Capital Gains
10/7/94    $0.0700
11/8/94    $0.0700
12/9/94    $0.0700
1/9/95     $0.0700
2/9/95     $0.0700
3/9/95     $0.0700
4/7/95     $0.0700
5/9/95     $0.0700
6/13/95    $0.0700
7/12/95    $0.0700
8/11/95    $0.0700
9/13/95    $0.0700
FUND HIGHLIGHTS 9/30/95
Yield                                     6.34%
Taxable-equivalent yield                  9.91%
Annual total return on NAV               11.38%
Taxable-equivalent total return          14.99%
Share price                             $13.25
NAV                                     $14.14
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN INSURED CALIFORNIA SELECT TAX-FREE INCOME PORTFOLIO
NXC
Shareholders in this Fund have enjoyed more than 37 months of steady dividends. The dividend was changed to .0670 in November 1995. The scheduled maturity date is May 2017.
12 MONTH DIVIDEND HISTORY
Date       Monthly Dividends  Supplemental Dividends    Capital Gains
10/7/94    $0.0681
11/8/94    $0.0681
12/9/94    $0.0681
1/9/95     $0.0681
2/9/95     $0.0681
3/9/95     $0.0681
4/7/95     $0.0681
5/9/95     $0.0681
6/13/95    $0.0681
7/12/95    $0.0681
8/11/95    $0.0681
9/13/95    $0.0681
FUND HIGHLIGHTS 9/30/95
Yield                               5.94%
Taxable-equivalent yield           10.33%
Annual total return on NAV         10.36%
Taxable-equivalent total return    14.86%
Share price                       $13.75
NAV                               $14.34
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN INSURED NEW YORK SELECT TAX-FREE INCOME PORTFOLIO
NXN
In line with the Fund's objective of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends. This dividend has remained constant for the past 30 months. The scheduled maturity date is May
2017.
12 MONTH DIVIDEND HISTORY
Date       Monthly Dividends  Supplemental Dividends    Capital Gains
10/7/94    $0.0650
11/8/94    $0.0650
12/9/94    $0.0650
1/9/95     $0.0650
2/9/95     $0.0650
3/9/95     $0.0650
4/7/95     $0.0650
5/9/95     $0.0650
6/13/95    $0.0650
7/12/95    $0.0650
8/11/95    $0.0650
9/13/95    $0.0650
FUND HIGHLIGHTS 9/30/95
Yield                                5.83%
Taxable-equivalent yield             9.88%
Annual total return on NAV          10.55%
Taxable-equivalent total return     14.63%
Share price                        $13.375
NAV                                $14.23
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

Commonly used terms

Yield
An exchange-traded portfolio's annualized monthly dividend on a given date (in the case of this report, September 30, 1995) divided by its closing price per share on that date.

Taxable equivalent yield
The return an investor subject to a given income tax rate would need to obtain from a fully taxable investment to equal the portfolio's stated annualized yield on share price. For shareholders in Nuveen Select Tax-Free Income Portfolio, Select Portfolio 2, and Select Portfolio 3, this rate is assumed to be 36%, based on incomes of $117,950-$256,500 for investors filing singly, $143,600-$256,500 for those filing jointly. For shareholders in the Insured California Select Portfolio, the combined state and federal rate is assumed to be 42.5%, based on incomes of $117,950-$214,928 for investors filing singly, $143,600-$256,500 for those filing jointly; and for Insured New York Select Portfolio shareholders, it is assumed to be 41%, based on incomes of $117,950-$256,500 for investors filing singly, $143,600-$256,500 for those filing jointly.

Net Asset Value (NAV)
The market value of all securities and other assets held by an exchange-traded portfolio, minus any liabilities. The NAV per share is the portfolio's net assets divided by its total number of shares outstanding.

Annual total return on NAV
The percentage change in a fund's NAV per share over the previous 12 months, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return
The total return an investor subject to a given income tax rate would need to obtain from a fully taxable investment to equal the portfolio's stated total return on NAV.

SHAREHOLDER MEETING REPORT
On July 18, 1995, the Nuveen Select Tax-Free Income Portfolios held an Annual
Meeting of Shareholders. At the meeting, shareholders voted to elect trustees of the Portfolios and to ratify the auditors for the Portfolios. The trustees elected at the meeting include: James E. Bacon, Anthony T. Dean, William L.
Kissick, Thomas E. Leafstrand, Donald E. Sveen, and Sheila W. Wellington.
                                  NXP            NXQ            NXR            NXC            NXN
Approval of the trustees
was reached as follows:
James E. Bacon
   For                        14,462,351     15,278,002     11,457,308      5,584,840      3,413,118
   Abstain                       130,577        142,941        141,506         64,269         27,449
                              ----------     ----------     ----------      ---------      ---------
     Total                    14,592,928     15,420,943     11,598,814      5,649,109      3,440,567

Anthony T. Dean
   For                        14,464,293     15,284,189     11,461,596      5,584,874      3,414,118
   Abstain                       128,635        136,754        137,218         64,235         26,449
                              ----------     ----------     ----------      ---------      ---------
     Total                    14,592,928     15,420,943     11,598,814      5,649,109      3,440,567

William L. Kissick
   For                        14,464,493     15,288,189     11,465,855      5,585,792      3,412,818
   Abstain                       128,435        132,754        132,959         63,317         27,749
                              ----------     ----------     ----------      ---------      ---------
     Total                    14,592,928     15,420,943     11,598,814      5,649,109      3,440,567

Thomas E. Leafstrand
   For                        14,464,668     15,287,839     11,471,296      5,587,974      3,414,118
   Abstain                       128,260        133,104        127,518         61,135         26,449
                              ----------     ----------     ----------      ---------      ---------
     Total                    14,592,928     15,420,943     11,598,814      5,649,109      3,440,567

Donald E. Sveen
   For                        14,463,976     15,286,989     11,459,227      5,585,774      3,415,118
   Abstain                       128,952        133,954        139,587         63,335         25,449
                              ----------     ----------     ----------      ---------      ---------
     Total                    14,592,928     15,420,943     11,598,814      5,649,109      3,440,567

Sheila W. Wellington
   For                        14,464,651     15,284,898     11,468,775      5,587,574      3,413,818
   Abstain                       128,277        136,045        130,039         61,535         26,749
                              ----------     ----------     ----------      ---------      ---------
     Total                    14,592,928     15,420,943     11,598,814      5,649,109      3,440,567

Ratification of auditors
was reached as follows:
   For                        14,351,968     15,215,822     11,432,293      5,540,765      3,404,421
   Against                        59,304         44,155         48,607         20,216         13,437
   Abstain                       181,656        160,966        117,914         88,128         22,709
                              ----------     ----------     ----------      ---------      ---------
     Total                    14,592,928     15,420,943     11,598,814      5,649,109      3,440,567

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO (NXP)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    ALABAMA - 0.2%
   $    540,000     Alabama Housing Finance Authority, Single Family
                         Mortgage, 6.550%, 10/01/14                                      4/04 at 102            Aaa   $    564,608
                    ARKANSAS - 1.1%
      2,500,000     Little Rock Health Facilities Board (Baptist Medical
                         Center-Parkway Village Project), 7.000%, 10/01/17               4/02 at 102              A      2,654,525
                    CALIFORNIA - 6.2%
      3,000,000     California Public Works Board, Department of
                         Corrections (California State Prison-Monterey
                         County), 6.875%, 11/01/14                                      11/04 at 102              A      3,188,400
      4,905,000     California Statewide Communities Development
                         Authority (Cedars-Sinai Medical Center),
                         6.500%, 8/01/15                                                 8/02 at 102             A1      4,980,095
      4,750,000     California Public Works Board (California
                         Community Colleges), 7.000%, 3/01/14                            3/04 at 102              A      5,072,050
      2,000,000     Los Angeles County Metropolitan Transportation
                         Authority, 5.625%, 7/01/18                                      7/03 at 102            Aaa      1,916,900
                    COLORADO - 7.8%
                    Colorado Housing and Finance Authority, Single
                         Family Program:
      4,680,000          6.800%, 11/01/12                                                5/02 at 102             AA      4,937,728
      1,320,000          6.875%, 11/01/16                                                5/02 at 102             AA      1,388,402
     10,750,000     City and County of Denver Airport System,
                         Alternative Minimum Tax, 7.750%, 11/15/13                      No Opt. Call            Baa     12,797,230
                    FLORIDA - 3.8%
      7,000,000     Florida State Board of Education, Public Education
                         Capital Outlay, 6.625%, 6/01/22                                 6/02 at 101             Aa      7,454,650
      2,000,000     Escambia County Pollution Control (Champion
                         International Project), Alternative Minimum Tax,
                         5.875%, 6/01/22                                                12/03 at 102           Baa1      1,851,900
                    ILLINOIS - 11.8%
      2,365,000     Illinois Health Facilities Authority (Evangelical
                         Hospitals Corporation), 6.500%, 4/15/09                         4/02 at 102            AA-      2,470,361
                    Illinois Educational Facilities Authority
                         (Loyola University of Chicago):
      1,260,000          7.125%, 7/01/11                                                 7/01 at 102             A1      1,363,837
      3,000,000          6.100%, 7/01/15                                                 7/03 at 102             A1      2,991,120
      2,000,000     Illinois General Obligation, 5.875%, 8/01/14                         8/04 at 102            AA-      1,982,940
      3,850,000     Illinois Health Facilities Authority (Sarah Bush
                         Lincoln Health Center), 7.250%, 5/15/22                         5/02 at 102           BBB+      3,961,227
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    ILLINOIS (CONTINUED)
                    Chicago Heights General Obligation Bonds:
   $  3,820,000          5.650%, 12/01/15                                               12/08 at 100            Aaa   $  3,712,238
      2,600,000          5.650%, 12/01/17                                               12/08 at 100            Aaa      2,510,586
      7,000,000     Cook County General Obligation, 6.600%, 11/15/22                    11/02 at 102            Aaa      7,376,670
      2,500,000     Regional Transportation Authority, 5.800%, 6/01/13                   6/03 at 102            Aaa      2,486,100
                    INDIANA - 2.7%
      3,000,000     Indiana Bond Bank, Special Hospital Program
                         (Hendricks Community Hospital Finance Program),
                         7.125%, 4/01/13                                                 4/02 at 102              A      3,233,880
                    Indiana Bond Bank, Special Program Bonds:
      1,000,000          7.000%, 8/01/12                                                 2/02 at 102              A      1,061,380
      2,250,000          7.000%, 8/01/18                                                 2/02 at 102              A      2,358,113
                    IOWA - 1.1%
      2,565,000     Woodbury County (St. Luke's Regional Medical
                         Center), 6.750%, 3/01/21                                        3/01 at 102            Aaa      2,737,932
                    KANSAS - 3.9%
      9,000,000     CSJ Health Systems of Wichita, Inc.,
                         7.200%, 10/01/15                                               11/01 at 102             A-      9,537,480
                    KENTUCKY - 1.5%
      3,230,000     Lexington-Fayette Urban County Government
                         (University of Kentucky Alumni Association, Inc.,
                         Library Project), 6.750%, 11/01/15                             11/04 at 102            Aaa      3,634,299
                    MAINE - 3.1%
                    Maine Educational Loan Authority, Educational
                         Loan Revenue Bonds:
      2,535,000          6.800%, 12/01/07                                               12/02 at 102            AAA      2,744,949
      1,575,000          7.150%, 1/01/16                                                12/02 at 102              A      1,680,714
      2,870,000          7.000%, 12/01/16                                               12/02 at 102            AAA      3,102,212
                    MASSACHUSETTS - 0.9%
      2,000,000     Plymouth County (Correctional Facility), Certificates
                         of Participation, 7.000%, 4/01/22                              10/02 at 102             A-      2,180,280
                    MISSISSIPPI - 1.5%
      3,600,000     Calhoun County Solid Waste Disposal (Weyerhauser
                         Company Project), 6.875%, 4/01/16                               4/07 at 103              A      3,718,692
                    NEW HAMPSHIRE - 4.3%
     10,000,000     New Hampshire Housing Finance Authority,
                         Multi-Family Housing, 7.050%, 7/01/11                           7/01 at 102             A1     10,534,600
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    NEW YORK - 11.9%
                    New York Local Government Assistance Corporation:
   $  1,365,000          7.000%, 4/01/18 (Pre-refunded to 4/01/02)                       4/02 at 102            AAA   $  1,571,866
      2,090,000          7.000%, 4/01/21 (Pre-refunded to 4/01/01)                       4/01 at 100            AAA      2,345,523
      4,465,000     Dormitory Authority of the State of New York
                         (State University), 7.250%, 5/15/18
                         (Pre-refunded to 5/15/02)                                       5/02 at 102            Aaa      5,214,048
                    New York State Medical Care Facilities Finance
                         Agency, Mental Health Services Facilities:
      2,865,000          7.400%, 2/15/18                                                 2/02 at 102           Baa1      3,099,701
      1,080,000          7.500%, 2/15/21                                                 2/01 at 102           Baa1      1,167,058
      7,250,000     Metropolitan Transportation Authority, Commuter
                         Facilities Service Contract, 7.000%, 7/01/12                    7/01 at 102           Baa1      7,721,105
      3,000,000     Metropolitan Transportation Authority, Service
                         Contract Bonds, Transit Facilities, 6.000%, 7/01/11             7/02 at 100           Baa1      2,951,670
      5,170,000     New York City General Obligation, 6.250%, 8/01/10                8/04 at 101 1/2           Baa1      5,159,557
                    PENNSYLVANIA - 5.0%
      2,500,000     Pennsylvania Higher Educational Facilities Authority
                         (Thomas Jefferson University), 6.625%, 8/15/09                  8/02 at 102             Aa      2,668,125
      2,000,000     Pennsylvania Housing Finance Agency,
                         Single Family Mortgage, 6.900%, 4/01/17                         4/02 at 102             Aa      2,103,580
      7,235,000     Delaware County Authority, First Mortgage (The
                         Dunwoody Project), 8.125%, 4/01/17                              4/02 at 102            N/R      7,622,217
                    SOUTH CAROLINA - 4.0%
      5,000,000     South Carolina Housing Finance Development
                         Authority, Multi-Family Housing,
                         6.875%, 11/15/23                                                5/02 at 102            Aaa      5,181,850
      4,060,000     York County Justice Center, Certificates of
                         Participation, 7.500%, 6/01/11 (Pre-refunded
                         to 6/01/01)                                                     6/01 at 102            Aaa      4,715,406
                    TENNESSEE - 2.3%
      5,750,000     Memphis-Shelby County Airport Authority Special
                         Facilities (Federal Express Corporation),
                         6.200%, 7/01/14                                                 7/03 at 102           Baa2      5,736,660
                    TEXAS - 9.5%
      9,825,000     Harris County Health Facilities Development
                         Corporation (Memorial Hospital System),
                         7.125%, 6/01/15                                                 6/02 at 102              A     10,385,909
      4,000,000     Corpus Christi Port Authority of Nueces County,
                         Pollution Control (Hoechst Celanese Corporation
                         Project), Alternative Minimum Tax, 6.875%, 4/01/17              4/02 at 102            AA-      4,181,720
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    TEXAS (CONTINUED)
   $  3,500,000     Red River Authority, Pollution Control (Hoechst
                         Celanese Corporation Project), 6.875%, 4/01/17                  4/02 at 102            AA-   $  3,659,005
      5,000,000     San Antonio Water System, 6.000%, 5/15/16                            5/02 at 100            Aaa      5,004,950
                    VIRGINIA - 2.2%
      5,070,000     Virginia Housing Development Authority,
                         7.100%, 1/01/17                                                 1/02 at 102            AA+      5,284,258
                    WASHINGTON - 9.0%
      2,750,000     Washington Health Care Facilities Authority (Sacred
                         Heart Medical Center Spokane), 6.875%, 2/15/12                  2/02 at 102            AA-      2,886,070
     10,000,000     Washington Public Power Supply System, Nuclear
                         Project No. 1, 6.875%, 7/01/17                                  7/01 at 102             Aa     10,378,200
      2,500,000     Snohomish County Public Utility District No. 1,
                         Electric Revenue Refunding, 7.000%, 1/01/16                     1/01 at 102             A1      2,625,525
      5,700,000     Snohomish County Public Utility District No. 1,
                         6.750%, 1/01/12                                                 1/01 at 102            Aaa      6,308,931
                    WEST VIRGINIA - 1.2%
      1,000,000     West Virginia Housing Development Fund,
                         Housing Finance Bonds, 7.000%, 5/01/24                          5/02 at 103            Aa1      1,056,360
      1,885,000     Marshall County, Special Obligation,
                         6.500%, 5/15/10                                                No Opt. Call            AAA      2,011,822
                    WISCONSIN - 2.1%
      5,000,000     Wisconsin Housing and Economic Development
                         Authority, 7.050%, 11/01/22                                     4/02 at 102             A1      5,213,900
                    WYOMING - 1.3%
      3,000,000     Wyoming Community Development Authority,
                         Single Family Mortgage, 7.200%, 6/01/10                        11/01 at 103             Aa      3,202,560
   $228,525,000     Total Investments - (cost $224,162,289) - 98.4%                                                    241,643,674
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.1%
   $    100,000     New York State Job Development Authority,
   ============
                         Alternative Minimum Tax, Variable Rate Demand
                         Bonds, 4.850%, 3/01/05t                                                             VMIG-1        100,000
                    Other Assets Less Liabilities - 1.5%                                                                 3,840,812
                    Net Assets - 100%                                                                                 $245,584,486
                                                                                                                      ============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          18           $ 63,140,890            26%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          14             53,653,959            22
  PORTFOLIO OF                                  A+                            A1           6             27,709,077            12
  INVESTMENTS                                A, A-                     A, A2, A3          11             45,071,423            19
  (EXCLUDING                       BBB+, BBB, BBB-         Baal, Baa, Baa2, Baa3           9             44,446,108            18
  TEMPORARY                              Non-rated                     Non-rated           1              7,622,217             3
  INVESTMENTS):
  TOTAL                                                                                   59           $241,643,674           100%

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 2 (NXQ)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    CALIFORNIA - 4.4%
   $  2,000,000     California Public Works Board (Regents of the
                         University of California), 5.500%, 6/01/14                     No Opt. Call              A   $  1,852,460
      5,000,000     California State Public Works Board (State Prisons-
                         Monterey County), 6.875%, 11/01/14                             11/04 at 102              A      5,314,000
      3,250,000     California State Public Works Board (California
                         Community Colleges), 7.000%, 3/01/14                            3/04 at 102              A      3,470,350
      1,000,000     Fresno Health Facilities (Holy Cross Health System
                         Corporation), 5.625%, 12/01/15                                 12/03 at 102            Aaa        955,240
                    COLORADO - 6.6%
      4,740,000     Colorado Housing Finance Authority, Single Family
                         Program, Senior Bonds, 7.000%, 11/01/24                         5/02 at 102             AA      4,903,151
     11,465,000     City and County of Denver Airport System,
                         Alternative Minimum Tax, 7.250%, 11/15/12                      11/02 at 102            Baa     12,235,677
                    DISTRICT OF COLUMBIA - 4.7%
      7,500,000     District of Columbia General Obligation,
                         6.300%, 6/01/12                                                 6/02 at 102            Aaa      7,659,750
      4,600,000     District of Columbia (Washington Hospital Center),
                         7.125%, 8/15/19                                                 8/02 at 102           Baa1      4,575,942
                    FLORIDA - 3.3%
      8,180,000     Hillsborough County, Environmentally Sensitive Land
                         Acquisition and Protection Program, 6.375%, 7/01/11             7/02 at 102              A      8,549,818
                    ILLINOIS - 11.6%
                    Illinois Educational Facilities Authority
                         (Columbia College):
      3,750,000          6.875%, 12/01/17                                               12/04 at 100            BBB      3,811,913
      2,500,000          6.125%, 12/01/18                                               12/03 at 102            BBB      2,306,975
      8,500,000     Chicago Metropolitan Housing Development
                         Corporation (FHA-Insured), 6.800%, 7/01/17                      7/02 at 102             AA      8,752,705
      8,070,000     Cook County General Obligation, 6.600%, 11/15/22                    11/02 at 102            Aaa      8,504,247
      2,250,000     Metropolitan Pier and Exposition Authority
                         (McCormick Place Expansion Project),
                         6.500%, 6/15/22                                                 6/03 at 102             A+      2,291,850
      5,000,000     Regional Transportation Authority, 5.800%, 6/01/13                   6/03 at 102            Aaa      4,972,200
                    INDIANA - 5.8%
     10,000,000     Indiana Educational Facilities Authority (Butler
                         University Project), 6.600%, 1/01/18                            1/02 at 102            Aaa     10,467,700
      2,005,000     Howard County Jail and Juvenile Detention Center
                         Corporation, 6.850%, 1/01/12                                    1/02 at 102             A1      2,264,908
      2,400,000     Westfield-Washington South School Building
                         Corporation, First Mortgage Bonds,
                         6.500%, 7/15/13                                                 7/02 at 102              A      2,474,184
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    KENTUCKY - 3.2%
                    Kentucky Housing Corporation:
   $  4,455,000          6.600%, 7/01/11                                                 7/02 at 102            Aaa   $  4,656,010
      3,455,000          6.700%, 7/01/17                                                 7/02 at 102            Aaa      3,569,913
                    LOUISIANA - 4.6%
      2,590,000     Louisiana Public Facilities Authority (Tulane
                         University of Louisiana), 6.625%, 11/15/21
                         (Pre-refunded to 11/15/02)                                     11/02 at 102             A1      2,926,027
      8,835,000     Louisiana Public Facilities Authority (Tulane
                         University of Louisiana), 6.625%, 11/15/21                     11/02 at 102             A1      9,211,636
                    MASSACHUSETTS - 2.7%
      3,000,000     Massachusetts Health and Educational Facilities
                         (Jordan Memorial Hospital Issue),
                         6.875%, 10/01/22                                               10/02 at 102             A-      3,079,860
      3,630,000     Massachusetts General Obligation, 6.500%, 8/01/11                    8/01 at 102             A+      3,874,880
                    MICHIGAN - 1.6%
      4,000,000     Royal Oak Hospital Finance Authority (Beaumont
                         Properties, Inc.), 6.625%, 1/01/19                              1/02 at 102             Aa      4,152,480
                    MONTANA - 0.8%
      2,065,000     Billings Tax Increment Urban Renewal,
                         7.100%, 3/01/08                                                 3/02 at 101            Baa      2,167,094
                    NEW YORK - 11.2%
        800,000     New York State General Obligation Bonds,
                         5.875%, 3/15/15                                                 3/05 at 101              A        793,112
      4,000,000     New York State Medical Care Facilities, Finance
                         Agency (New York Hospital), FHA-Insured,
                         6.750%, 8/15/14                                                 2/05 at 102            Aaa      4,357,880
      2,695,000     Dormitory Authority of the State of New York
                         (State University), 7.250%, 5/15/15
                         (Pre-refunded to 5/15/00)                                       5/00 at 102            Aaa      3,058,529
      3,850,000     Metropolitan Transportation Authority, Service
                         Contract, Transit Facilities, 6.000%, 7/01/11                   7/02 at 100           Baa1      3,787,977
                    New York City, General Obligation Bonds:
      8,000,000          7.100%, 2/01/11                                             2/02 at 101 1/2           Baa1      8,479,120
      3,150,000          7.100%, 2/01/12                                             2/02 at 101 1/2           Baa1      3,330,148
      5,000,000     Triborough Bridge and Tunnel Authority,
                         Convention Center Project, 7.250%, 1/01/10                     No Opt. Call           Baa1      5,587,400
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    OHIO - 2.3%
   $  2,800,000     Cuyahoga County (Meridia Health System),
                         6.250%, 8/15/14                                                 8/05 at 102             A1   $  2,851,464
      3,000,000     Erie County Hospital Improvement (Firelands
                         Community Hospital Project), 6.750%, 1/01/15                    1/02 at 102              A      3,079,650
                    OKLAHOMA - 2.4%
      6,000,000     Oklahoma City Water Utilities Trust, Water and
                         Sewer, 6.400%, 7/01/17                                          7/02 at 100            Aaa      6,201,540
                    PENNSYLVANIA - 2.7%
      6,295,000     Pennsylvania Intergovernmental Cooperation Authority,
                         Special Tax (Philadelphia Funding Program),
                         6.800%, 6/15/22 (Pre-refunded to 6/15/02)                       6/02 at 100             A-      7,074,699
                    RHODE  ISLAND - 2.4%
      5,500,000     Rhode Island Depositors Economic Protection
                         Corporation, Special Obligation, 6.900%, 8/01/13
                         (Pre-refunded to 8/01/02)                                       8/02 at 102            AAA      6,304,705
                    SOUTH CAROLINA - 2.8%
      7,000,000     Richland County, Solid Waste Disposal Facilities
                         (Union Camp Corporation Project), 6.750%, 5/01/22               5/02 at 102             A1      7,238,770
                    TENNESSEE - 5.9%
      9,985,000     Tennessee Housing Development Agency,
                         Homeownership Program, 6.800%, 7/01/17                          7/02 at 102             Aa     10,376,911
      4,500,000     Memphis-Shelby County Airport Authority
                         (Federal Express Corporation), 7.875%, 9/01/09                  9/01 at 103           Baa2      5,040,180
                    TEXAS - 7.0%
      3,275,000     Bexar County Health Facilities Development
                         Corporation (Baptist Memorial Hospital System
                         Project), 6.900%, 2/15/14                                       8/04 at 102            Aaa      3,541,716
      4,865,000     Cleveland Housing Corporation, Mortgage Refunding,
                         7.375%, 7/01/24                                                 1/01 at 102            Aaa      5,176,700
      7,600,000     Corpus Christi Port Authority of Nueces County,
                         Pollution Control (Hoechst Celanese Corporation
                         Project), Alternative Minimum Tax, 6.875%, 4/01/17              4/02 at 102            AA-      7,945,268
      1,460,000     Red River Authority, Pollution Control Revenue
                         (Hoechst Celanese Corporation Project),
                         6.875%, 4/01/17 (Pre-refunded to 4/01/02)                       4/02 at 102            AA-      1,526,328
                    UTAH - 1.6%
      2,320,000     Utah Housing Finance Agency, Single Family
                         Mortgage, Refunding Senior Bonds,
                         6.800%, 1/01/12                                                 7/02 at 102             Aa      2,443,076
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    UTAH (CONTINUED)
   $  1,655,000     Weber County Ogden City School District,
                         Municipal Building Authority (Central Middle
                         School Project), 6.700%, 1/01/12                                1/02 at 101           Baa1   $  1,718,187
                    VERMONT - 1.4%
      3,600,000     Vermont Industrial Development Authority (Stanley
                         Works Project), 6.750%, 9/01/10                                 9/02 at 102             A2      3,728,880
                    VIRGINIA - 0.9%
      2,000,000     Covington-Alleghany County Industrial Development
                         Authority (Alleghany Regional Hospital),
                         6.625%, 4/01/12 (Pre-refunded to 4/01/02)                       4/02 at 102             A-      2,243,200
                    WASHINGTON - 3.8%
                    Washington Public Power Supply System, Nuclear
                         Project #3:
      3,600,000          6.750%, 7/01/11                                                 7/01 at 102             Aa      3,722,220
      6,160,000          6.500%, 7/01/18                                                 7/01 at 102             Aa      6,215,070
                    WEST VIRGINIA - 0.7%
      1,750,000     West Virginia School Building Authority, Capital
                         Improvement, 6.625%, 7/01/22                                    7/02 at 102              A      1,791,142
                    WISCONSIN - 4.1%
     10,000,000     Wisconsin Housing and Economic Development
                         Authority, Alternative Minimum Tax,
                         7.200%, 11/01/13                                                4/02 at 102             A1     10,605,800
   $245,100,000     Total Investments - (cost $242,783,894) - 98.5%                                                    257,220,642
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.2%
   $    400,000     New York State Energy Research and Development
   ============
                         Authority Pollution Control (New York State
                         Electric and Gas Corporation), Variable Rate
                         Demand Bonds, 4.500%, 6/01/29t                                                      VMIG-1        400,000
                    Other Assets Less Liabilities - 1.3%                                                                 3,449,991
                    Net Assets - 100%                                                                                 $261,070,633
                                                                                                                      ============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          13           $ 69,426,130            27%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3           9             50,037,209            19
  PORTFOLIO OF                                  A+                            A1           8             41,265,335            16
  INVESTMENTS                                A, A-                     A, A2, A3          12             43,451,355            17
  (EXCLUDING                       BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3          11             53,040,613            21
  TEMPORARY
  INVESTMENTS):
  TOTAL                                                                                   53           $257,220,642           100%

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 3 (NXR)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    CALIFORNIA - 2.6%
   $  3,000,000     California State Public Works Board, Department
                         of Corrections (California State Prison-Monterey
                         County), 6.875%, 11/01/14                                      11/04 at 102              A   $  3,188,400
      1,600,000     Torrance (Little Company of Mary Hospital),
                         6.875%, 7/01/15                                                 7/02 at 102              A      1,652,832
                    COLORADO - 6.8%
      2,500,000     Colorado Springs Utilities System,
                         6.125%, 11/15/20                                               11/02 at 100             Aa      2,513,375
                    City and County of Denver Airport System,
                         Alternative Minimum Tax:
      1,500,000          7.750%, 11/15/13                                               No Opt. Call           Baa       1,785,660
      4,000,000          6.750%, 11/15/13                                               11/02 at 102            Baa      4,023,880
      4,000,000          7.250%, 11/15/23                                               11/02 at 102            Baa      4,209,280
                    CONNECTICUT - 0.1%
        250,000     Connecticut Health and Educational Facilities
                         Authority (Bridgeport Hospital), 6.625%, 7/01/18                7/02 at 102            Aaa        265,208
                    DISTRICT OF COLUMBIA - 3.4%
      4,245,000     District of Columbia, General Obligation Bonds,
                         6.000%, 6/01/13                                                 6/03 at 102            Aaa      4,221,695
      2,000,000     District of Columbia (Washington Hospital Center),
                         7.125%, 8/15/19                                                 8/02 at 102           Baa1      1,989,540
                    FLORIDA - 2.3%
      4,000,000     Tampa (The Florida Aquarium Project),
                         7.550%, 5/01/12                                                 5/02 at 102            N/R      4,205,920
                    GEORGIA - 2.2%
                    Fulton County Hospital Authority, Anticipation
                         Certificates (Georgia Baptist Health Care System):
      2,250,000          6.250%, 9/01/13                                                 9/02 at 102           Baa1      2,197,778
      2,000,000          6.375%, 9/01/22                                                 9/02 at 102           Baa1      1,883,780
                    ILLINOIS - 14.1%
      1,500,000     Illinois Health Facilities Authority (Evangelical
                         Hospitals Corporation), 6.250%, 4/15/22                         4/02 at 102            AA-      1,467,630
      4,000,000     Illinois Health Facilities Authority (Franciscan
                         Sisters Health Care Corporation Project),
                         6.625%, 9/01/13                                                 9/02 at 102            Aaa      4,195,840
      1,000,000     Illinois Health Facilities Authority (Mercy Center
                         for Health Care Services), 6.650%, 10/01/22                    10/02 at 102           Baa1      1,003,340
      7,750,000     Illinois Toll Highway Authority, 6.375%, 1/01/15                     1/03 at 102             A1      7,832,615
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    ILLINOIS (CONTINUED)
   $  3,000,000     Bryant Pollution Control (Central Illinois Light),
                         6.500%, 2/01/18                                                 2/02 at 102            Aa2   $  3,059,520
      2,500,000     Chicago Metropolitan Housing Development
                         Corporation (FHA-Insured), 6.850%, 7/01/22                      7/02 at 102             AA      2,574,175
      2,550,000     Chicago, FHA-Insured (Lakeview Towers Project),
                         6.600%, 12/01/20                                               12/02 at 102            AAA      2,619,054
      1,700,000     Chicago-O'Hare International Airport (Second Lien),
                         Alternative Minimum Tax, 5.600%, 1/01/18                        1/03 at 102            Aaa      1,592,152
      1,360,000     Board of Regents of Sangamon State University
                         (Illinois), Auxiliary Facilities System,
                         6.375%, 10/01/17                                               10/02 at 102            Aaa      1,394,122
                    INDIANA - 5.5%
      4,000,000     Indiana Office Building Commission, Correctional
                         Facilities Program, 6.375%, 7/01/16                            12/01 at 102             A1      4,074,680
      1,205,000     Allen County Certificates of Participation,
                         6.500%, 11/01/17                                                5/02 at 101             Aa      1,222,894
      2,000,000     Warren Township School Building Corporation
                         (Marion County), 6.000%, 7/15/12                                7/02 at 102              A      2,031,160
      2,725,000     Warrick County, Indiana, Adjustable Rate
                         Environmental Improvement (Southern Indiana
                         Gas and Electric Company Project),
                         6.000%, 5/01/23                                                 5/03 at 102            Aa2      2,688,649
                    KENTUCKY - 2.7%
                    Trimble County, Pollution Control (Louisville Gas
                         and Electric Company Project):
        620,000          6.550%, 11/01/20 (Pre-refunded to 9/16/02)                      9/02 at 102            Aa2        690,916
      4,080,000          6.550%, 11/01/20                                                9/02 at 102            Aa2      4,251,564
                    LOUISIANA - 5.8%
                    Louisiana Public Facilities Authority (Pendleton
                         Memorial Methodist Hospital):
      1,000,000          6.750%, 6/01/10                                                 6/02 at 102           Baa1      1,015,970
      5,470,000          6.750%, 6/01/22                                                 6/02 at 102           Baa1      5,386,200
      4,000,000     Louisiana Public Facilities Authority (Baton Rouge
                         Water Works Company Project), 6.400%, 2/01/10                   2/03 at 101            AA-      4,210,480
                    MASSACHUSETTS - 0.7%
      1,395,000     Massachusetts Health and Educational Facilities
                         Authority (Metrowest Health), 6.500%, 11/15/18                 11/02 at 102              A      1,321,595
                    MICHIGAN - 4.7%
      8,240,000     Michigan Housing Development Authority, Limited
                         Obligation (Greenwood Villa Project),
                         6.625%, 9/15/17                                                 9/02 at 103            Aaa      8,552,873
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    NEVADA - 1.6%
                    Clark County (Las Vegas-McCarran International
                         Airport), Passenger Facility:
   $  1,955,000          6.500%, 7/01/12                                                 7/02 at 102              A   $  1,992,595
      1,000,000          6.250%, 7/01/22                                                 7/02 at 102              A        998,580
                    NEW YORK - 10.4%
      2,000,000     New York State Medical Care Facilities Finance
                         Agency, Hospital and Nursing Home, FHA-Insured
                         (Mt. Sinai Hospital), 6.250%, 8/15/12                           8/02 at 102            AAA      2,040,740
      2,130,000     Dormitory Authority of the State of New York
                         (City University), 7.500%, 7/01/10                             No Opt. Call           Baa1      2,457,828
                    New York City, General Obligation:
      2,000,000          7.100%, 2/01/11                                             2/02 at 101 1/2           Baa1      2,119,780
      1,000,000          7.000%, 6/01/12                                             6/01 at 101 1/2           Baa1      1,039,480
      1,750,000          7.000%, 8/01/17                                             8/02 at 101 1/2           Baa1      1,821,033
      1,500,000          7.500%, 2/01/18                                             2/02 at 101 1/2           Baa1      1,606,245
      1,060,000          7.000%, 2/01/18                                             2/02 at 101 1/2           Baa1      1,101,170
                    New York City Municipal Water Finance Authority,
                         Water and Sewer System:
      4,000,000          6.000%, 6/15/17                                             6/02 at 101 1/2              A      3,939,920
      2,785,000          6.375%, 6/15/22                                                 6/02 at 101              A      2,822,681
                    PENNSYLVANIA - 6.2%
      2,000,000     Pennsylvania Higher Educational Facilities Authority
                         (Drexel University), 6.375%, 5/01/17                            5/03 at 102           BBB+      2,001,980
      4,000,000     Pennsylvania Housing Finance Agency, Rental
                         Housing Refunding (FNMA), 6.500%, 7/01/23                       7/02 at 102            Aaa      4,093,200
      2,500,000     Cambria County Hospital Development Authority
                         (Conemaugh Valley Memorial Hospital Project),
                         6.375%, 7/01/18                                                 7/02 at 102            AAA      2,571,400
      2,435,000     Dauphin County Industrial Development Authority,
                         Water Development (Dauphin Consolidated Water
                         Supply Company), 6.700%, 6/01/17                               No Opt. Call             A3      2,745,389
                    SOUTH CAROLINA - 3.1%
      4,000,000     South Carolina Public Service Authority,
                         6.375%, 7/01/11                                                 7/02 at 102             A1      4,125,240
      1,600,000     Spartanburg Water System Improvement,
                         6.250%, 6/01/17                                                 6/02 at 101            AA-      1,623,328
                    SOUTH DAKOTA - 2.2%
      4,000,000     South Dakota Health and Educational Facilities
                         Authority (Rapid City Regional Hospital Issue),
                         6.150%, 9/01/18                                                9/02 at 102             Aaa      4,016,080
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    TENNESSEE - 2.5%
   $  4,420,000     Memphis-Shelby County Airport Authority
                         (Federal Express Corporation), 6.750%, 9/01/12                  9/02 at 102           Baa2   $  4,618,237
                    TEXAS - 3.5%
      3,755,000     Grand Prairie Industrial Development Authority
                         (Baxter International Inc. Project),
                         6.550%, 12/01/12                                               12/02 at 102             A3      3,848,086
      2,500,000     Harris County Health Facilities Development
                         Corporation (Hermann Hospital),
                         6.375%, 10/01/17                                               10/04 at 101            Aaa      2,588,975
                    UTAH - 1.6%
      3,250,000     Intermountain Power Agency, 5.500%, 7/01/20                          7/03 at 102             Aa      3,013,920
                    VIRGINIA - 2.3%
      4,000,000     Virginia Housing Development Authority,
                         7.100%, 1/01/22                                                 1/02 at 102            AA+      4,187,280
                    WASHINGTON - 9.9%
      5,840,000     Washington (State Office Building Project),
                         Certificates of Participation, 6.000%, 4/01/12                  4/01 at 102             A1      5,860,906
                    Washington Public Power Supply System, Nuclear
                         Project No. 1:
      4,000,000          6.500%, 7/01/15                                                 7/02 at 102             Aa      4,052,680
      4,000,000          6.875%, 7/01/17                                                 7/01 at 102             Aa      4,151,280
      4,000,000     Port of Seattle, Alternative Minimum Tax,
                         6.000%, 11/01/17                                               11/02 at 100            AA-      3,939,600
                    WEST VIRGINIA - 4.4%
      2,250,000     West Virginia School Building Authority, Capital
                         Improvement, 6.500%, 7/01/12                                    7/02 at 102              A      2,331,675
      2,500,000     Berkeley County Building Commission (City
                         Hospital Project), 6.500%, 11/01/09                            11/02 at 102             A-      2,572,300
      3,000,000     Mason County Pollution Control (Appalachian Power
                         Company Project), 6.600%, 10/01/22                             10/02 at 102             A3      3,075,600
   $176,670,000     Total Investments - (cost $175,916,805) - 98.6%                                                    180,679,985

      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.2%
   $    400,000     New York Job Development Authority, Alternative
                         Minimum Tax, Variable Rate Demand Bonds,
                         4.850%, 3/01/05t                                                                    VMIG-1   $    400,000
        100,000     Sullivan County, Industrial Development
                         Authority (Mead Corporation), Variable Rate
                         Demand Bonds, 4.750%, 10/01/16t                                                       A-1+        100,000
   $    500,000     Total Temporary Investments - 0.2%                                                                     500,000
   ============
                    Other Assets Less Liabilities - 1.2%                                                                 2,140,280
                    Net Assets - 100%                                                                                 $183,320,265
                                                                                                                      ============
                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          12           $ 38,151,339            22%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          15             43,647,291            24
  PORTFOLIO OF                                  A+                            A1           4             21,893,441            12
  INVESTMENTS                                A, A-                     A, A2, A3          13             32,520,813            18
  (EXCLUDING                       BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3          17             40,261,181            22
  TEMPORARY                              Non-rated                     Non-rated           1              4,205,920             2
  INVESTMENTS):
  TOTAL                                                                                   62           $180,679,985           100%

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN INSURED CALIFORNIA SELECT TAX-FREE INCOME PORTFOLIO (NXC)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
    $ 2,050,000     California Educational Facilities Authority (Loyola
                         Marymount University), 6.000%, 10/01/14                        10/01 at 100            Aaa    $ 2,053,055
      1,000,000     California Health Facilities Financing Authority
                         (Adventist Health System West), 6.500%, 3/01/11                 3/01 at 102            Aaa      1,053,990
      2,500,000     California Health Facilities Financing Authority
                         (Scripps Memorial Hospitals), 6.400%, 10/01/12                 10/02 at 102            Aaa      2,596,950
      4,000,000     California Health Facilities Financing Authority
                         (San Diego Hospital Association), 6.125%, 8/01/11               8/02 at 102            Aaa      4,094,080
      3,500,000     California Public Works Board, Department of
                         Corrections, 6.500%, 9/01/17                                   No Opt. Call            Aaa      3,806,145
        500,000     California Statewide Communities Development
                         Authority (Sutter Health), Certificates of
                         Participation, 5.500%, 8/15/23                                  8/03 at 102            Aaa        465,035
      2,320,000     Brea Public Finance Authority, Lease Revenue Bonds,
                         6.250%, 7/01/21                                                 7/00 at 102            Aaa      2,351,552
      4,000,000     Eastern Municipal Water District, Water and Sewer,
                         Certificates of Participation, 6.300%, 7/01/20                  7/01 at 101            Aaa      4,083,000
      1,250,000     Fairfield-Suisun Sewer District (Solano County),
                         6.250%, 5/01/16                                                 5/01 at 102            Aaa      1,280,975
      4,000,000     Los Angeles Community Redevelopment Agency,
                         Tax Allocation (Hollywood Redevelopment Project),
                         6.100%, 7/01/22                                                 7/02 at 102            Aaa      4,023,760
      4,000,000     Los Angeles Wastewater System, 6.250%, 6/01/12                       6/02 at 102            Aaa      4,137,440
      2,430,000     Los Angeles County (Edmund D. Edelman
                         Children's Court and Petersen Museum Projects),
                         Certificates of Participation, 6.000%, 4/01/12                  4/02 at 102            Aaa      2,462,246
      1,500,000     Los Angeles County Metropolitan Transportation
                         Authority, Sales Tax, 5.625%, 7/01/18                           7/03 at 102            Aaa      1,437,675
      3,450,000     M-S-R Public Power Agency (San Juan Project),
                         6.000%, 7/01/22                                                 7/01 at 100            Aaa      3,413,327
      2,430,000     Modesto Irrigation District, Refunding and Capital
                         Improvement Projects, Certificates of Participation,
                         6.000%, 10/01/21                                               10/01 at 100            Aaa      2,401,618
      1,500,000     Modesto Irrigation District Financing Authority,
                         Domestic Water Project, 6.125%, 9/01/19                         9/02 at 102            Aaa      1,514,775
     3,000,000      Northern California Power Agency, 6.250%, 7/01/12                    7/02 at 102            Aaa      3,103,800
      4,000,000     Oakland Alameda County, General Obligation,
                         6.000%, 6/15/17                                                 6/02 at 102            Aaa      3,999,560
      3,675,000     Palm Springs Financing Authority (Palm Springs
                         Regional Airport), 6.000%, 1/01/12                              1/02 at 102            Aaa      3,686,429
      3,750,000     Port of Oakland, 6.500%, 11/01/16                                   11/02 at 102            Aaa      3,879,600
                    Rio Linda Union School District, General
                         Obligation Bonds:
        500,000          6.250%, 8/01/15                                                 8/02 at 102            Aaa        513,945
      3,310,000          6.375%, 8/01/17                                                 8/02 at 102            Aaa      3,402,978
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
    $ 3,800,000     Sacramento Municipal Utility District, Electric
                         System, 6.375%, 8/15/22                                         8/02 at 102            Aaa    $ 3,923,006
      4,000,000     San Bernardino County (West Valley Detention
                         Center Refinancing), Certificates of Participation,
                         6.000%, 11/01/18                                               11/02 at 102            Aaa      3,994,760
      4,000,000     San Diego County (1994 Inmate Reception and
                         Cooling Plant), Certificates of Participation,
                         6.750%, 8/01/14                                                 8/04 at 102            Aaa      4,272,280
      3,500,000     San Francisco Airports Commission (San Francisco
                         International Airport), 6.300%, 5/01/11                         5/02 at 102            Aaa      3,645,635
      2,150,000     San Francisco Airports Commission, Alternative
                         Minimum Tax, 6.200%, 5/01/20                                    5/03 at 102            Aaa      2,171,500
      1,000,000     Tulare County (1992 Financing Project), Certificates
                         of Participation, 6.125%, 11/15/12                             11/02 at 102            Aaa      1,016,450
      1,225,000     Turlock Irrigation District, 6.250%, 1/01/12                       No Opt. Call             Aaa      1,309,109
      4,000,000     Walnut Public Financing Authority (Los Angeles
                         County), Tax Allocation, 6.500%, 9/01/22                        9/02 at 102            Aaa      4,198,319
      4,000,000     Walnut Valley Water District (Badillo/Grand
                         Transmission Main), Certificates of
                         Participation, 6.125%, 2/01/18                                  2/01 at 102            Aaa      4,012,439
    $86,340,000     Total Investments - (cost $85,610,904) - 98.4%                                                      88,305,433
    ===========
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.5%
    $   400,000     California Health Facilities Financing Authority
    ===========
                         (St. Joseph Health System), Variable Rate
                         Demand Bonds, 4.300%, 7/01/09t                                                      VMIG-1        400,000
                    Other Assets Less Liabilities - 1.1%                                                                   996,708
                    Net Assets - 100%                                                                                  $89,702,141
                                                                                                                       ===========

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          31            $88,305,433           100%
  RATINGS**
  PORTFOLIO OF
  INVESTMENTS
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):
  TOTAL                                                                                   31            $88,305,433           100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.
* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN INSURED NEW YORK SELECT TAX-FREE INCOME PORTFOLIO (NXN)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
    $ 1,245,000     New York State Housing Finance Agency,
                         Multi-Family Mortgage, 6.450%, 8/15/14                          8/02 at 102            Aaa    $ 1,287,342
                    New York State Medical Care Facilities Finance
                         Agency, Mental Health Services, Facilities
                         Improvement:
        250,000          6.100%, 8/15/13                                                 8/02 at 102            Aaa        253,828
      2,165,000          6.250%, 8/15/18                                                 2/02 at 102            Aaa      2,211,461
      2,500,000     New York State Medical Care Facilities Finance
                         Agency, Hospital and Nursing Home, FHA-Insured
                         (Mt. Sinai Hospital), 6.250%, 8/15/12                           8/02 at 102            Aaa      2,568,275
      2,500,000     New York State Medical Care Facilities Finance
                         Agency, New York Hospital (FHA-Insured),
                         6.750%, 8/15/14                                                 2/05 at 102            Aaa      2,723,675
      1,945,000     New York State Power Authority, General Purpose,
                         AA., 6.250%, 1/01/23                                            1/02 at 102            Aaa      1,990,027
      1,500,000     New York State Thruway Authority, 5.500%, 1/01/23                    1/02 at 100            Aaa      1,394,115
      2,000,000     New York State Thruway Authority, Local Highway
                         and Bridge Service Contract, 6.000%, 4/01/10                    4/02 at 102            Aaa      2,038,660
                    Clarkstown, Rickland County, Various Purposes:
        505,000          5.600%, 6/15/10                                                No Opt. Call            Aaa        514,085
        525,000          5.600%, 6/15/11                                                No Opt. Call            Aaa        531,531
        525,000          5.600%, 6/15/12                                                No Opt. Call            Aaa        529,494
      1,560,000     Dormitory Authority of the State of New York,
                         Judicial Facilities Lease, 7.375%, 7/01/16                     No Opt. Call            Aaa      1,831,034
      1,100,000     Dormitory Authority of the State of New York
                         (Mount Sinai School of Medicine), 6.750%, 7/01/15               7/01 at 102            Aaa      1,187,560
      2,400,000     Dormitory Authority of the State of New York
                         (Hamilton College), 6.500%, 7/01/21                             7/01 at 102            Aaa      2,520,264
        570,000     Dormitory Authority of the State of New York
                         (City University), 7.500%, 7/01/10                             No Opt. Call            Aaa        685,414
      2,050,000     Dormitory Authority of the State of New York
                         (Ithaca College), 6.500%, 7/01/10                               7/01 at 102            Aaa      2,187,084
      2,250,000     Dormitory Authority of the State of New York
                         (New York University), 6.250%, 7/01/09                          7/01 at 102            Aaa      2,371,095
      2,500,000     Dormitory Authority of the State of New York
                         (Marist College), Series 1992, 6.000%, 7/01/12                  7/02 at 102            Aaa      2,535,375
      1,370,000     Dormitory Authority of the State of New York
                         (Siena College Project), 6.000%, 7/01/11                        7/02 at 102            Aaa      1,402,606
      3,500,000     Metropolitan Transportation Authority, Commuter
                         Facilities, 6.250%, 7/01/17                                     7/02 at 102            Aaa      3,580,010
      2,250,000     Metropolitan Transportation Authority, Transit
                         Facilities, 6.375%, 7/01/10                                     7/02 at 102            Aaa      2,386,710
      1,450,000     New Hartford Housing Development Corporation,
                         FHA-Insured (Village Point Project),
                         7.375%, 1/01/24                                                 7/02 at 100            Aaa      1,552,559
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    New York City General Obligation:
    $   255,000          6.250%, 8/01/11                                             8/02 at 101 1/2            Aaa    $   262,823
      2,000,000          6.950%, 8/15/12                                                 8/04 at 101            Aaa      2,193,040
                    New York City Municipal Water Finance Authority,
                         Water and Sewer System:
      4,900,000          5.750%, 6/15/18                                             6/02 at 101 1/2            Aaa      4,760,448
      1,250,000          6.250%, 6/15/21                                                 6/01 at 100            Aaa      1,259,375
      1,000,000          6.200%, 6/15/21                                             6/02 at 101 1/2            Aaa      1,019,600
      1,000,000     New York City Industrial Development Agency,
                         Civic Facility (USTA National Tennis Center
                         Incorporated Project), 6.375%, 11/15/14                        11/04 at 102            Aaa      1,044,070
      2,500,000     Port Authority of New York and New Jersey,
                         Alternative Minimum Tax, 6.500%, 7/15/19                        1/05 at 101            Aaa      2,653,600
        485,000     Suffolk County Water Authority, 6.750%, 6/01/12                     No Opt. Call            AAA        531,026
      2,250,000     Triborough Bridge and Tunnel Authority, Special
                         Obligation, 6.625%, 1/01/17                                     1/01 at 102            Aaa      2,405,204
    $52,300,000     Total Investments - (cost $52,218,154) - 97.9%                                                      54,411,390
    ===========
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 1.1%
    $   500,000     New York State Job Development Authority,
                         Alternative Minimum Tax, Variable Rate Demand
                         Bonds, 4.850%, 3/01/05t                                                             VMIG-1        500,000
        100,000     New York Job Development Authority, Series B,
                         Alternative Minimum Tax, Variable Rate Demand
                         Bonds, 4.850%, 3/01/05t                                                             VMIG-1        100,000
    $   600,000     Total Temporary Investments - 1.1%                                                                     600,000
    ===========
                    Other Assets Less Liabilities - 1.0%                                                                   574,381
                    Net Assets - 100%                                                                                  $55,585,771
                                                                                                                       ===========

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          31            $54,411,390           100%
  RATINGS**
  PORTFOLIO OF
  INVESTMENTS
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):
  TOTAL                                                                                   31            $54,411,390           100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.
* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)
                                                                          NXP            NXQ            NXR            NXC
ASSETS
Investments in municipal securities, at market
   value (note 1)                                                    $241,643,674   $257,220,642   $180,679,985    $88,305,433
Temporary investments in short-term municipal
   securities, at amortized cost (note 1)                                 100,000        400,000        500,000        400,000
Cash                                                                       40,728         84,590            515         34,990
Receivables:
   Interest                                                             5,229,152      4,712,196      3,135,962      1,456,669
   Investments sold                                                         5,000        117,209        --             --
Other assets                                                                3,734         15,797         32,284          5,650
                                                                     ------------   ------------   ------------    -----------
     Total assets                                                     247,022,288    262,550,434    184,348,746     90,202,742
                                                                     ------------   ------------   ------------    -----------
LIABILITIES
Accrued expenses:
   Surveillance and administration fees (note 6)                           49,252         62,819         47,534         22,119
   Other                                                                   94,680         85,888         73,458         52,376
Dividends payable                                                       1,293,870      1,331,094        907,489        426,106
                                                                     ------------   ------------   ------------    -----------
     Total liabilities                                                  1,437,802      1,479,801      1,028,481        500,601
                                                                     ------------   ------------   ------------    -----------
Net assets (note 7)                                                  $245,584,486   $261,070,633   $183,320,265    $89,702,141
                                                                     ============   ============   ============    ===========
Shares of beneficial interest outstanding                              16,378,097     17,607,068     12,964,123      6,257,068
                                                                     ============   ============   ============    ===========
Net asset value per share of beneficial interest
   outstanding (net assets dividend by shares of
   beneficial interest outstanding)                                  $      14.99   $      14.83   $      14.14    $     14.34
                                                                     ============   ============   ============    ===========
See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)
                                                                          NXN
ASSETS
Investments in municipal securities, at market
   value (note 1)                                                     $54,411,390
Temporary investments in short-term municipal
   securities, at amortized cost (note 1)                                 600,000
Cash                                                                       77,557
Receivables:
   Interest                                                               801,777
   Investments sold                                                       --
Other assets                                                                9,027
                                                                      -----------
     Total assets                                                      55,899,751
                                                                      -----------
LIABILITIES
Accrued expenses:
   Surveillance and administration fees (note 6)                           13,720
   Other                                                                   46,301
Dividends payable                                                         253,959
                                                                      -----------
     Total liabilities                                                    313,980
                                                                      -----------
Net assets (note 7)                                                   $55,585,771
                                                                      ===========
Shares of beneficial interest outstanding                               3,907,068
                                                                      ===========
Net asset value per share of beneficial interest
   outstanding (net assets dividend by shares of
   beneficial interest outstanding)                                   $     14.23
                                                                      ===========
See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended September 30, 1995
(Unaudited)
                                                                          NXP            NXQ            NXR            NXC
INVESTMENT INCOME
Tax-exempt interest income (note 1)                                   $ 7,896,935    $ 8,297,769    $5,770,848     $2,700,188
                                                                      -----------    -----------    ----------     ----------
Expenses:
   Surveillance and administration fees (note 6)                          298,040        380,687       270,269        134,234
   Shareholders' servicing agent fees and expenses                         32,158         23,038        23,110          7,500
   Custodian's fees and expenses                                           25,638         28,210        25,016         19,837
   Trustees' fees and expenses (note 6)                                    19,596         27,034        17,566          6,875
   Professional fees                                                        8,561          8,431         7,400         10,050
   Shareholders' reports--printing and mailing expenses                    36,007         32,827        24,089          9,007
   Stock exchange listing fees                                             14,420         10,714        13,483          6,797
   Investor relations expense                                               7,426          1,711         5,115          1,567
   Other expenses                                                          12,031         15,145        17,944          4,785
                                                                      -----------    -----------    ----------     ----------
     Total expenses                                                       453,877        527,797       403,992        200,652
                                                                      -----------    -----------    ----------     ----------
       Net investment income                                            7,443,058      7,769,972     5,366,856      2,499,536
                                                                      -----------    -----------    ----------     ----------
REALIZED AND UNREALIZED GAIN
(LOSS) FROM INVESTMENTS
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable (notes 1 and 3)                            (63,223)        (4,589)       16,411         33,972
Net change in unrealized appreciation or depreciation
   of investments                                                       5,078,341      4,743,518     3,155,557      1,139,283
                                                                      -----------    -----------    ----------     ----------
       Net gain from investments                                        5,015,118      4,738,929     3,171,968      1,173,255
                                                                      -----------    -----------    ----------     ----------
Net increase in net assets from operations                            $12,458,176    $12,508,901    $8,538,824     $3,672,791
                                                                      ===========    ===========    ==========     ==========
See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended September 30, 1995
(Unaudited)
                                                                          NXN
INVESTMENT INCOME
Tax-exempt interest income (note 1)                                   $1,664,760
                                                                      ----------
Expenses:
   Surveillance and administration fees (note 6)                          83,246
   Shareholders' servicing agent fees and expenses                         2,147
   Custodian's fees and expenses                                          19,044
   Trustees' fees and expenses (note 6)                                    4,432
   Professional fees                                                       6,353
   Shareholders' reports--printing and mailing expenses                   11,176
   Stock exchange listing fees                                             7,436
   Investor relations expense                                              2,091
   Other expenses                                                          3,899
                                                                      ----------
     Total expenses                                                      139,824
                                                                      ----------
       Net investment income                                           1,524,936
                                                                      ----------
REALIZED AND UNREALIZED GAIN
(LOSS) FROM INVESTMENTS
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable (notes 1 and 3)                             9,780
Net change in unrealized appreciation or depreciation
   of investments                                                        719,580
                                                                      ----------
       Net gain from investments                                         729,360
                                                                      ----------
Net increase in net assets from operations                            $2,254,296
                                                                      ==========
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                                NXP                           NXQ
                                                                  6 months ended   Year ended   6 months ended  Year ended
                                                                      9/30/95        3/31/95        9/30/95       3/31/95
OPERATIONS
Net investment income                                              $  7,443,058   $ 14,931,669   $  7,769,972  $ 15,582,255
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable                                          (63,223)       (67,051)        (4,589)       25,692
Net change in unrealized appreciation or depreciation
   of investments                                                     5,078,341      1,880,493      4,743,518       815,324
                                                                   ------------   ------------   ------------  ------------
     Net increase in net assets from operations                      12,458,176     16,745,111     12,508,901    16,423,271
                                                                   ------------   ------------   ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income                              (7,763,220)  (15,526,437)    (7,986,566)  (15,973,129)
From accumulated net realized gains from
   investment transactions                                              --            (727,189)       --            --
                                                                   ------------   ------------   ------------  ------------
Decrease in net assets from distributions to shareholders             (7,763,220)  (16,253,626)    (7,986,566)  (15,973,129)
                                                                   ------------   ------------   ------------  ------------
CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from shares issued in acquisition of
   Nuveen Select Tax-Free Income Portfolio 4, as
   applicable (note 1)                                                  --             --             --            --
                                                                   ------------   ------------   ------------  ------------
   Net increase in net assets derived from capital
     share transactions                                                 --             --             --            --
                                                                   ------------   ------------   ------------  ------------
     Net increase in net assets                                       4,694,956        491,485      4,522,335       450,142
Net assets at beginning of period                                   240,889,530    240,398,045    256,548,298   256,098,156
                                                                   ------------   ------------   ------------  ------------
Net assets at end of period                                        $245,584,486   $240,889,530   $261,070,633  $256,548,298
                                                                   ============   ============   ============  ============
Balance of undistributed net investment income
   at end of period                                                $    442,331   $    762,493   $    788,294  $  1,004,888
                                                                   ============   ============   ============  ============
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                                NXR                          NXC
                                                                  6 months ended   Year ended   6 months ended  Year ended
                                                                      9/30/95        3/31/95        9/30/95       3/31/95
OPERATIONS
Net investment income                                              $  5,366,856   $  8,821,636    $ 2,499,536   $ 4,972,866
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable                                           16,411         48,956         33,972       185,925
Net change in unrealized appreciation or depreciation
   of investments                                                     3,155,557        605,044      1,139,283     1,424,200
                                                                   ------------   ------------    -----------   -----------
     Net increase in net assets from operations                       8,538,824      9,475,636      3,672,791     6,582,991
                                                                   ------------   ------------    -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income                             (5,444,904)    (8,872,133)    (2,556,639)   (5,113,278)
From accumulated net realized gains from
   investment transaction                                               --             --             --            --
                                                                   ------------   ------------    -----------   -----------
Decrease in net assets from distributions to shareholders            (5,444,904)    (8,872,133)    (2,556,639)   (5,113,278)
                                                                   ------------   ------------    -----------   -----------
CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from shares issued in acquisition of
   Nuveen Select Tax-Free Income Portfolio 4, as
   applicable (note 1)                                                  --          89,634,486        --            --
                                                                   ------------   ------------    -----------   -----------
   Net increase in net assets derived from capital
     share transactions                                                 --          89,634,486        --            --
                                                                   ------------   ------------    -----------   -----------
     Net increase in net assets                                       3,093,920     90,237,989      1,116,152     1,469,713
Net assets at beginning of period                                   180,226,345     89,988,356     88,585,989    87,116,276
                                                                   ------------   ------------    -----------   -----------
Net assets at end of period                                        $183,320,265   $180,226,345    $89,702,141   $88,585,989
                                                                   ============   ============    ===========   ===========
Balance of undistributed net investment income
   at end of period                                                $    367,985   $    446,060    $   120,881   $   177,983
                                                                   ============   ============    ===========   ===========
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                                 NXN
                                                                    6 months ended   Year ended
                                                                        9/30/95        3/31/95
OPERATIONS
Net investment income                                                 $ 1,524,936    $ 3,002,551
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable                                              9,780       (332,456)
Net change in unrealized appreciation or depreciation
   of investments                                                         719,580      1,073,300
                                                                      -----------    -----------
     Net increase in net assets from operations                         2,254,296      3,743,395
                                                                      -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income                               (1,523,758)    (3,047,515)
From accumulated net realized gains from
   investment transactions                                                --             --
                                                                      -----------    -----------
Decrease in net assets from distributions to shareholders               (1,523,758)   (3,047,515)
                                                                      -----------    -----------
CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from shares issued in acquisition of
   Nuveen Select Tax-Free Income Portfolio 4, as
   applicable (note 1)                                                    --             --
                                                                      -----------    -----------
   Net increase in net assets derived from capital
     share transactions                                                   --             --
                                                                      -----------    -----------
     Net increase in net assets                                           730,538        695,880
Net assets at beginning of period                                      54,855,233     54,159,353
                                                                      -----------    -----------
Net assets at end of period                                           $55,585,771    $54,855,233
                                                                      ===========    ===========
Balance of undistributed net investment income
   at end of period                                                   $    79,946    $    78,769
                                                                      ===========    ===========
See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
At September 30, 1995, the Trusts covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Select Tax-Free Income Portfolio (NXP), Nuveen Select Tax-Free Income Portfolio 2 (NXQ), Nuveen Select Tax-Free Income Portfolio 3 (NXR), Nuveen Insured California Select Tax-Free Income Portfolio (NXC) and Nuveen Insured New York Select Tax-Free Income Portfolio (NXN).

The Trusts are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

Each Trust's portfolio of investments consists of municipal obligations that
1) have maturities of 18 to 28 years, with an average maturity of approximately 20-25 years; 2) are rated within the four highest investment grades by Standard & Poor's or Moody's; and 3) on average, may not be redeemed at the option of the issuer thereof for approximately seven to eight years from the date of purchase by the Trusts. The Trusts' investment adviser, Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, administers the investments comprising the portfolios and maintains ongoing surveillance of such investments to seek to insure that they continue to meet the Trusts' investment objectives and credit quality standards. The Adviser does not intend to adjust the portfolios except
1) to invest interest payments on municipal obligations that are not currently needed to pay dividends or expenses; 2) to reinvest principal payments on municipal obligations in anticipation of their maturity or early redemption;
3) to sell municipal obligations when the Adviser believes that continuing to hold them would be inconsistent with maintaining the Trusts' high credit quality, and to reinvest the proceeds of such sales; and 4) for certain other purposes.

The Trusts intend to liquidate all of their assets approximately 20-25 years after the completion of the public offerings of their shares but not later than the year 2017, unless extended, making a single liquidating distribution to shareholders at that time. Any extension of these dates may be made only by an amendment to each Trust's declaration of Trust approved by the Board of Trustees and by the shareholders.

On August 4, 1994, NXR acquired all of the net assets of Nuveen Select Tax-Free Income Portfolio 4 (NXS) pursuant to a plan of reorganization approved by NXS shareholders on August 3, 1994. The acquisition was accomplished by a tax-free exchange of 6,457,053 shares of NXR (valued at $89,634,486) for the 6,353,141 shares of NXS outstanding on August 4, 1994. The net assets of NXS on that date of $89,634,486 included $1,489,183 of unrealized appreciation which was combined with that of NXR. The combined net assets of NXR immediately after the acquisition were $179,963,293.

The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Trusts have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At September 30, 1995, there were no such purchase commitments in any of the Trusts.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes
The Trusts' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies in the distribution of tax-free and taxable income to shareholders. Taxable income earned by the Trusts will consist primarily of short-term capital gains realized upon the sale of investments in municipal bonds. In light of the Adviser's intention not to adjust the Trusts' investments except under limited conditions, it is expected that the Trusts will generally realize minimal, if any, amounts of both long-term and short-term capital gains. The Trusts intend to retain such minimal amounts and, therefore, will provide federal income taxes on the amounts retained. Such retained amounts, net of taxes provided, will be included in paid-in surplus in the financial statements. To the extent more significant amounts of capital gains are realized, the Trusts may elect to distribute such amounts to shareholders and no federal income tax provision on these amounts will then be required.

Furthermore, each Trust intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax for all Trusts and exempt from California state income taxes for NXC and from New York State income taxes for NXN, to retain such tax-exempt status when distributed to shareholders.

Dividends and Distributions to Shareholders
Net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized gains from securities transactions are distributed to shareholders not less frequently than annually only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may result and will be classified as either distributions in excess of net investment income or distributions in excess of net realized capital gains, if applicable.

Insurance
NXC and NXN invest in municipal securities which are covered by insurance guaranteeing the timely payment of principal and interest thereon or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Trusts' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Trusts ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Trusts. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Trusts' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Trusts the right to obtain permanent insurance with respect to a municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments
In October 1994, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended September 30, 1995, other than occasional purchases of high quality synthetic money market securities which were held temporarily pending the re-investment in long-term portfolio securities.

2. TRUST SHARES
There were no share transactions during the six months ended September 30, 1995, in any of the Trusts. There were no share transactions during fiscal year ended March 31, 1995, in any of the Trusts except for 6,457,053 shares issued by NXR in the acquisition of NXS, as discussed in note 1.

3. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended
September 30, 1995, were as follows:
                                                                          NXP            NXQ            NXR            NXC
PURCHASES
Investments in municipal securities                                   $1,982,780     $  944,910      $   --         $   --
Temporary municipal investments                                        1,480,000      2,535,000      1,100,000      1,000,000
SALES AND MATURITIES
Investments in municipal securities                                    2,383,240        921,220        274,908        410,922
Temporary municipal investments                                        1,380,000      2,135,000        880,000        600,000
                                                                      ==========     ==========     ==========     ==========
                                                                          NXN
PURCHASES
Investments in municipal securities                                    $  --
Temporary municipal investments                                         880,000
SALES AND MATURITIES
Investments in municipal securities                                     551,788
Temporary municipal investments                                         280,000
                                                                       ========

At September 30, 1995, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Trust.

At March 31, 1995, the Trusts' last financial year end, the following Trusts had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:
                                                                          NXP            NXR            NXC            NXN
Expiration year:
   2001                                                                $  --          $200,114       $332,080       $618,333
   2002                                                                   --            15,243*         --               432
   2003                                                                  13,520          --             --             1,954
                                                                        -------       --------       --------       --------
Total                                                                   $13,520       $215,357       $332,080       $620,719
                                                                        =======       ========       ========       ========

*Due to the acquisition of NXS by NXR (see note 1), NXS had net realized losses from investment transactions of $15,243 which were carried forward by NXR, as permitted under applicable tax regulations.

4. Distributions to Shareholders
On October 2, 1995, the Trusts declared dividend distributions from their ordinary income which were paid November 1, 1995, to shareholders of record on
October 15, 1995, as follows:
                                                                          NXP            NXQ            NXR            NXC
Dividend per share                                                      $.0790         $.0756         $.0700         $.0681
                                                                        ======         ======         ======         ======
                                                                          NXN
Dividend per share                                                      $.0650
                                                                        ======

5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 1995, were as follows:
                                                                          NXP            NXQ            NXR            NXC
Gross unrealized:
   Appreciation                                                       $17,612,439    $14,546,946    $5,363,552     $2,696,072
   Depreciation                                                          (131,054)      (110,198)     (600,372)        (1,543)
                                                                      -----------    -----------    ----------     ----------
Net unrealized appreciation                                           $17,481,385    $14,436,748    $4,763,180     $2,694,529
                                                                      ===========    ===========    ==========     ==========
                                                                          NXN
Gross unrealized:
   Appreciation                                                       $2,201,883
   Depreciation                                                           (8,647)
                                                                      ----------
Net unrealized appreciation                                           $2,193,236
                                                                      ==========

6. SURVEILLANCE AND ADMINISTRATION FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Trusts' investment management agreements with the Adviser, each
Trust pays to the Adviser an annual surveillance and administration fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Trust:
Average daily net asset value                                             NXP       NXQ, NXR, NXC, NXN
For the first $125,000,000                                              .25 of 1%          .3 of 1%
For the next $125,000,000                                             .2375 of 1        .2875 of 1
For the next $250,000,000                                              .225 of 1         .275 of 1
For the next $500,000,000                                             .2125 of 1        .2625 of 1
For the next $1,000,000,000                                              .2 of 1          .25 of 1
For net assets over $2,000,000,000                                    .1875 of 1        .2375 of 1

The fee compensates the Adviser for performing ongoing administration, surveillance and portfolio adjustment services. The Trusts pay no compensation directly to those trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trusts from the Adviser.

7. Composition of Net Assets
     At September 30, 1995, each Trust had an unlimited number of $.01 par value shares of beneficial interest authorized.  Net assets consisted of:
                                                                          NXP            NXQ            NXR          NXC
Capital paid-in                                                      $    163,781   $    176,071   $    129,641  $    62,571
Paid-in surplus                                                       227,626,766    245,660,186    178,450,447   87,122,268
Undistributed net investment income                                       442,331        788,294        367,985      120,881
Accumulated net realized gain (loss) from
   investment transactions                                               (129,777)         9,334       (390,988)    (298,108)
Net unrealized appreciation or depreciation
   of investments                                                      17,481,385     14,436,748      4,763,180    2,694,529
                                                                     ------------   ------------   ------------  -----------
     Net assets                                                      $245,584,486   $261,070,633   $183,320,265  $89,702,141
                                                                     ============   ============   ============  ===========
                                                                          NXN
Capital paid-in                                                       $    39,071
Paid-in surplus                                                        54,215,787
Undistributed net investment income                                        79,946
Accumulated net realized gain (loss) from
   investment transactions                                               (942,269)
Net unrealized appreciation or depreciation
   of investments                                                       2,193,236
                                                                      -----------
     Net assets                                                       $55,585,771
                                                                      ===========

8. Investment Composition
Each Trust invests in municipal securities which include general obligation, escrowed and revenue bonds. At September 30, 1995, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:
                                                                          NXP            NXQ            NXR            NXC
Revenue Bonds:
   Lease Rental Facilities                                                 7%             8%            11%            25%
   Educational Facilities                                                 10             12              3              2
   Housing Facilities                                                     16             21             13             --
   Health Care Facilities                                                 21              9             18              9
   Transportation                                                          5              5             15             15
   Electric Utilities                                                      5              4             10             16
   Pollution Control Facilities                                            8             10             14             --
   Water / Sewer Facilities                                                2              2              6             13
   Other                                                                   3              4              1             11
General Obligation Bonds                                                  14             17              8              9
Escrowed Bonds                                                             9              8              1             --
                                                                         ----           ----           ----           ----
                                                                         100%           100%           100%           100%
                                                                         ====           ====           ====           ====
                                                                          NXN
Revenue Bonds:
   Lease Rental Facilities                                                --%
   Educational Facilities                                                 23
   Housing Facilities                                                     15
   Health Care Facilities                                                 --
   Transportation                                                         19
   Electric Utilities                                                      4
   Pollution Control Facilities                                           --
   Water / Sewer Facilities                                               13
   Other                                                                   6
General Obligation Bonds                                                  16
Escrowed Bonds                                                             4
                                                                         ----
                                                                         100%
                                                                         ====

Certain long-term and intermediate-term investments owned by the Trusts are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (21% for NXP, 27% for NXQ, 17% for NXR, 100% for NXC, and 100% for NXN). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Trusts' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the
Portfolio of Investments of each Trust.
FINANCIAL HIGHLIGHTS
(Unaudited)
selected data for a common share outstanding throughout each period is as follows:
                                         Operating performance
                   Net asset                    Net realized &      Dividends
                       value          Net           unrealized       from net   Distributions
                   beginning   investment     gain (loss) from     investment            from
                   of period       income        investmentstt         income   capital gains
NXP
6 mos. ended
   9/30/95           $14.710        $.454              $ .300         $(.474)         $   --
Year ended 3/31,
   1995               14.680         .912                .110          (.948)          (.044)
   1994               15.030         .911               (.313)         (.948)             --
   1993               13.920         .903                .997          (.790)             --
3/19/92 to
   3/31/92            14.230         .007                .018             --              --
NXQ
6 mos. ended
   9/30/95            14.570         .442                .272          (.454)             --
Year ended 3/31,
   1995               14.550         .885                .042          (.907)             --
   1994               14.760         .881               (.184)         (.907)             --
5/21/92 to
   3/31/93            14.150         .710                .702          (.605)             --
NXR
6 mos. ended
   9/30/95            13.900         .414                .246          (.420)             --
Year ended 3/31,
   1995               13.830         .798                .112          (.840)             --
   1994               14.270         .820               (.419)         (.841)             --
7/24/92 to
   3/31/93            14.150         .521                .280          (.424)             --
                                                                                Per
                                                                             Common
                                                                              share
                                                                             market
                                               Organiza-     Net asset        value
                              Portfolio         tion and     value end       end of
                        structuring fee   offering costs     of period       period
NXP
6 mos. ended
   9/30/95                       $  --           $   --        $14.990      $14.750
Year ended 3/31,
   1995                             --               --         14.710       14.625
   1994                             --               --         14.680       14.375
   1993                             --               --         15.030       15.250
3/19/92 to
   3/31/92                       (.212)           (.123)        13.920       15.000
NXQ
6 mos. ended
   9/30/95                          --               --         14.830       14.250
Year ended 3/31,
   1995                             --               --         14.570       14.000
   1994                             --               --         14.550       13.750
5/21/92 to
   3/31/93                       (.134)           (.063)        14.760       14.750
NXR
6 mos. ended
   9/30/95                          --               --         14.140       13.250
Year ended 3/31,
   1995                             --               --         13.900       13.000
   1994                             --               --         13.830       13.500
7/24/92 to
   3/31/93                       (.134)           (.123)        14.270       14.125
                                                                               Ratios/Supplemental data
                        Total
                      invest-                                                     Ratio of
                         ment                                                          net
                       return           Total     Net assets       Ratio of     investment
                           on       return on         end of       expenses         income    Portfolio
                       market       net asset     period (in     to average    to average      turnover
                      value**         value**     thousands)     net assets     net assets         rate
NXP
                                                                                                      >
6 mos. ended
   9/30/95              4.14%           5.18%       $245,584          .37%*         6.07%*           1%
Year ended 3/31,
   1995                 9.14            7.38         240,890          .37           6.32            17
   1994                  .23            3.85         240,398          .38           5.90            10
   1993                 7.38           13.98         246,166          .27t          6.23             1
3/19/92 to
   3/31/92                --           (2.18)        212,430          .39*          3.64*           --
NXQ
6 mos. ended
   9/30/95              5.06            4.95         261,071          .41*          5.96*           --
Year ended 3/31,
   1995                 8.84            6.74         256,548          .41           6.22            12
   1994                 (.94)           4.63         256,098          .41           5.79             1
5/21/92 to
   3/31/93              2.59            8.60         259,876          .42*          5.93*            6
NXR
6 mos. ended
   9/30/95              5.15            4.79         183,320          .44*          5.86*           --
Year ended 3/31,
   1995                 2.82            6.97         180,226          .51           6.09             7
   1994                 1.37            2.64          89,988          .48           5.60             8
7/24/92 to
   3/31/93             (2.91)           3.82          92,845          .49*          5.65*           18
See notes on page 54.

FINANCIAL HIGHLIGHTS
(Unaudited)
selected data for a common share outstanding throughout each period is as follows:
                                                          Operating performance



                          Net asset                 Net realized &    Dividends
                              value          Net        unrealized     from net  Distributions
                          beginning   investment  gain (loss) from   investment           from
                          of period       income     investmentstt       income  capital gains
NXC
6 mos. ended
   9/30/95                  $14.160        $.400           $ .189       $(.409)         $  --
Year ended 3/31,
   1995                      13.920         .795             .262        (.817)            --
   1994                      14.530         .787            (.580)       (.817)            --
6/19/92 to
   3/31/93                   14.150         .558             .518        (.477)            --
NXN
6 mos. ended
   9/30/95                   14.040         .390             .190        (.390)            --
Year ended 3/31,
   1995                      13.860         .768             .192        (.780)            --
   1994                      14.370         .759            (.489)       (.780)            --
6/19/92 to
   3/31/93                   14.150         .520             .432        (.468)            --

                                                                              Per
                                                                           Common
                                                                            share
                                                                           market
                                              Organiza-     Net asset       value
                            Portfolio          tion and     value end      end of
                      structuring fee    offering costs     of period      period
NXC
6 mos. ended
   9/30/95                     $  --             $  --        $14.340     $13.750
Year ended 3/31,
   1995                           --                --         14.160      13.750
   1994                           --                --         13.920      14.000
6/19/92 to
   3/31/93                     (.135)            (.084)        14.530      14.875
NXN
6 mos. ended
   9/30/95                        --                --         14.230      13.375
Year ended 3/31,
   1995                           --                --         14.040      13.125
   1994                           --                --         13.860      13.500
6/19/92 to
   3/31/93                     (.133)            (.131)        14.370      14.625
                                                                                Ratios/Supplemental data
                              Total
                            invest-                                                 Ratio of
                               ment                                                      net
                             return        Total     Net assets         Ratio of  investment
                                 on    return on         end of         expenses      income   Portfolio
                             market    net asset     period (in       to average to average     turnover
                            value**      value**     thousands)       net assets  net assets        rate
NXC
6 mos. ended
   9/30/95                    2.98%        4.19%        $89,702            .45%*      5.57%*         --%
Year ended 3/31,
   1995                       4.47         7.97          88,586            .48        5.77            7
   1994                       (.51)        1.19          87,116            .47        5.27           --
6/19/92 to
   3/31/93                    2.39         6.21          90,898            .55*       5.29*          17
NXN
6 mos. ended
   9/30/95                    4.92         4.16          55,586            .50*       5.45*          --
Year ended 3/31,
   1995                       3.43         7.28          54,855            .57        5.63           14
   1994                      (2.54)        1.68          54,159            .54        5.14           --
6/19/92 to
   3/31/93                     .74         5.01          56,144            .62*       5.00*          29

* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
t Surveillance and administration fees commenced October 1, 1992.
tt Net of taxes, if applicable.

Your investment partner
Photographic image of John Nuveen
For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist by focusing on municipal bonds.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.
  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.
  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286

ETF2-NOV 95